COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 6.4%
Integrated Telecommunication Services - 5.3%
Comcast Corp. - Class A	12,596	$389,972

Movies & Entertainment - 1.1%
Walt Disney Co.	721	76,455
Total Communication Services		466,427

Consumer Discretionary - 4.4%
Automobile Manufacturers - 1.1%
General Motors Co.	1,009	79,418

Hotels, Resorts & Cruise Lines - 0.8%
Booking Holdings, Inc.	14	59,351

Restaurants - 2.5%
McDonald's Corp.	271	92,427
Starbucks Corp.	930	91,159
		183,586
Total Consumer Discretionary		322,355

Consumer Staples - 14.9%
Consumer Staples Merchandise Retail - 6.4%
Target Corp.	3,331	379,035
Walmart, Inc.	731	93,531
		472,566
Household Products - 1.5%
Colgate-Palmolive Co.	1,077	106,774

Soft Drinks & Non-alcoholic Beverages - 1.4%
Coca-Cola Co.	1,219	99,421

Tobacco - 5.6%
Philip Morris International, Inc.	2,206	412,147
Total Consumer Staples		1,090,908

Energy - 11.3%
Integrated Oil & Gas - 5.8%
Exxon Mobil Corp.	2,811	428,678

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Oil & Gas Exploration & Production - 5.5%
ConocoPhillips	3,528	$400,287
Total Energy		828,965

Financials - 17.6%
Asset Management & Custody Banks - 1.1%
Bank of New York Mellon Corp.	684	81,464

Consumer Finance - 1.8%
American Express Co.	215	66,414
Capital One Financial Corp.	321	62,800
		129,214
Diversified Banks - 8.5%
Bank of America Corp.	1,452	72,353
Citigroup, Inc.	668	73,607
JPMorgan Chase & Co.	247	74,174
US Bancorp	6,062	331,349
Wells Fargo & Co.	863	70,291
		621,774
Investment Banking & Brokerage - 3.0%
Charles Schwab Corp.	793	75,494
Goldman Sachs Group, Inc.	86	73,923
Morgan Stanley	439	73,098
		222,515
Life & Health Insurance - 1.0%
MetLife, Inc.	1,022	73,656

Property & Casualty Insurance - 1.2%
American International Group, Inc.	1,068	85,963

Transaction & Payment Processing Services - 1.0%
Visa, Inc. - Class A	232	74,273
Total Financials		1,288,859

Health Care - 17.5%
Biotechnology - 2.7%
Amgen, Inc.	254	98,593
Gilead Sciences, Inc.	683	101,733
		200,326
Health Care Equipment - 1.1%
Medtronic PLC	832	81,253

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care Services - 4.6%
CVS Health Corp.	4,246	$339,255

Life Sciences Tools & Services - 1.0%
Danaher Corp.	352	74,145

Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	6,363	396,861
Johnson & Johnson	403	100,117
Merck & Co., Inc.	760	94,103
		591,081
Total Health Care		1,286,060

Industrials - 15.6%
Aerospace & Defense - 1.2%
RTX Corp.	438	88,748

Agricultural & Farm Machinery - 1.4%
Deere & Co.	170	107,051

Air Freight & Logistics - 6.7%
FedEx Corp.	272	105,264
United Parcel Service, Inc. - Class B	3,315	384,407
		489,671
Construction Machinery & Heavy Transportation Equipment - 1.3%
Caterpillar, Inc.	132	98,053

Electrical Components & Equipment - 1.2%
Emerson Electric Co.	570	85,927

Industrial Conglomerates - 2.5%
3M Co.	503	83,156
Honeywell International, Inc.	408	99,385
		182,541
Rail Transportation - 1.3%
Union Pacific Corp.	356	94,333
Total Industrials		1,146,324

Information Technology - 4.7%
Application Software - 0.8%
Salesforce, Inc.	317	61,748

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,104	$87,724

IT Consulting & Other Services - 1.8%
Accenture PLC - Class A	305	63,660
International Business Machines Corp.	277	66,538
		130,198
Semiconductors - 0.9%
QUALCOMM, Inc.	453	64,489
Total Information Technology		344,159
TOTAL COMMON STOCKS (Cost $6,138,367)		6,774,057

REAL ESTATE INVESTMENT TRUSTS - 5.2%
Real Estate - 5.2%
Retail REITs - 5.2%
Simon Property Group, Inc.	1,880	383,238
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $351,385)		383,238

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 3.60% (a)	163,281	163,281
TOTAL MONEY MARKET FUNDS (Cost $163,281)		163,281

TOTAL INVESTMENTS - 99.8% (Cost $6,653,033)		$7,320,576
Other Assets in Excess of Liabilities - 0.2%		15,514
TOTAL NET ASSETS - 100.0%		$7,336,090

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

COASTAL COMPASS 100 ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Coastal Compass 100 ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$6,774,057	$—	$—	$6,774,057
Real Estate Investment Trusts	383,238	—	—	383,238
Money Market Funds	163,281	—	—	163,281
Total Investments	$7,320,576	$—	$—	$7,320,576

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.